SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL [Abstract]
SHARE CAPITAL

24.	SHARE CAPITAL

The authorized share capital of the Company as of December 31, 2021 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 203,530,979 shares (December 31, 2020: 197,692,321 shares) of $1.00 par value each are in issue and fully paid.

Equity distribution

In June 2020, the Company entered into an Equity Distribution Agreement with Morgan Stanley & Co. LLC for the offer and sale of up to $100.0 million of common shares of the Company through an ATM program. In the year ended December 31, 2021, the Company issued 5,499,658 shares for combined gross proceeds of $51.2 million.

Share options

In the year ended December 31, 2021, the Company issued 339,000 ordinary shares under its share option scheme at a strike price of $5.70 per share. The shares were issued to John Fredriksen (198,000 shares), Inger M. Klemp (120,000 shares), and Ola Lorentzon (21,000 shares). See Note 25 for further details.

In the year ended December 31, 2020, the Company issued 798,000 ordinary shares under its share option scheme to Robert Hvide Macleod at a strike share price of $7.30 per share. See Note 25 for further details.

The following table summarizes the movement in the number of shares outstanding during the two years ended December 31, 2021;

Outstanding shares at December 31, 2019	196,894,321
Shares issued on exercise of options	798,000
Outstanding shares at December 31, 2020	197,692,321
Shares issued under ATM program	5,499,658
Shares issued on exercise of options	339,000
Outstanding shares at December 31, 2021	203,530,979